Derivative Instruments and Hedging Activities - Effect of Gain (Loss) on Derivatives Not Designated as Hedging Instruments (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Realized (losses) gains relating to
Derivative instruments not designated as hedging instruments realized (loss) gain net	$ (5,153)	$ (1,812)	$ (12,200)	$ (30,886)
Unrealized gains (losses) relating to
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	3,682	(112)	(20,204)	12,575
Realized and unrealized gains (losses) on derivative instruments	(1,471)	(1,924)	(32,404)	(18,311)
Interest rate swap agreements
Realized (losses) gains relating to
Derivative instruments not designated as hedging instruments realized (loss) gain net	(5,349)	(2,247)	(11,905)	(5,720)
Unrealized gains (losses) relating to
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	3,956	(623)	(20,107)	(14,839)
Foreign currency forward contracts
Realized (losses) gains relating to
Derivative instruments not designated as hedging instruments realized (loss) gain net	379	0	138	0
Unrealized gains (losses) relating to
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	(53)	(435)	202	(536)
Stock purchase warrants
Realized (losses) gains relating to
Derivative instruments not designated as hedging instruments realized (loss) gain net	0	0	0	(25,559)
Unrealized gains (losses) relating to
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	0	0	0	26,900
Forward freight agreements
Realized (losses) gains relating to
Derivative instruments not designated as hedging instruments realized (loss) gain net	(183)	435	(433)	393
Unrealized gains (losses) relating to
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	$ (221)	$ 946	$ (299)	$ 1,050